Consolidated Statements of Cash Flows - Supplemental Disclosure (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of reconciliation of liabilities arising from financing activities [abstract]
Schedule of reconciliation of liabilities arising from financing activities
Years ended December 31:	2018	2017
Debt, opening balance	$43,733	$116,813
Cash flows	—	(42,253)
Non-cash changes:
Dispositions of subsidiaries	(45,465)	(34,996)
Accretion	94	187
Rollover of interest expenses into principal	286	—
Cumulative transaction adjustments	1,352	3,982
Debt, ending balance	$—	$43,733